Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Common shares issued [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Beginning balance (Shares) at Mar. 31, 2024	106,080,151
Beginning balance at Mar. 31, 2024	$ 0	$ 523,949	$ 6,329	$ (270,866)	$ 259,412
Share-based compensation		2,723			2,723
Shares offering (Shares)	12,534,457
Shares offering		36,227			36,227
Vesting of restricted stock units (Shares)	108,100
Issuance costs		(303)			(303)
Reclassification of special warrants		(5,112)			(5,112)
Reclassification of derivative loan component		120			120
Net (loss) income for the period				(18,208)	(18,208)
Translation adjustments			677		677
Ending balance (Shares) at Sep. 30, 2024	118,722,708
Ending balance at Sep. 30, 2024	$ 0	557,604	7,006	(289,074)	275,536
Beginning balance (Shares) at Mar. 31, 2024	106,080,151
Beginning balance at Mar. 31, 2024	$ 0	523,949	6,329	(270,866)	259,412
Net (loss) income for the period					49,952
Ending balance (Shares) at Dec. 31, 2024	140,200,735
Ending balance at Dec. 31, 2024	$ 0	646,329	5,444	(220,914)	430,859
Beginning balance (Shares) at Mar. 31, 2024	106,080,151
Beginning balance at Mar. 31, 2024	$ 0	523,949	6,329	(270,866)	259,412
Ending balance (Shares) at Mar. 31, 2025	165,615,186
Ending balance at Mar. 31, 2025	$ 0	716,708	6,291	(273,862)	449,137
Beginning balance (Shares) at Sep. 30, 2024	118,722,708
Beginning balance at Sep. 30, 2024	$ 0	557,604	7,006	(289,074)	275,536
Share-based compensation		3,526			3,526
Shares offering (Shares)	21,367,527
Shares offering		85,224			85,224
Vesting of restricted stock units (Shares)	10,500
Exercise of stock options (Shares)	100,000
Exercise of stock options		101			101
Issuance costs		(126)			(126)
Net (loss) income for the period				68,160	68,160
Translation adjustments			(1,562)		(1,562)
Ending balance (Shares) at Dec. 31, 2024	140,200,735
Ending balance at Dec. 31, 2024	$ 0	646,329	5,444	(220,914)	430,859
Beginning balance (Shares) at Mar. 31, 2025	165,615,186
Beginning balance at Mar. 31, 2025	$ 0	716,708	6,291	(273,862)	449,137
Share-based compensation		11,223			11,223
Shares offering (Shares)	68,283,868
Shares offering		139,363			139,363
Vesting of restricted stock units (Shares)	1,318,441
Exercise of stock options (Shares)	600,000
Exercise of stock options		738			738
Issuance costs		(199)			(199)
Shares issued for property (Shares)	1,000,000
Shares issued for property		3,919			3,919
Net (loss) income for the period				19,219	19,219
Translation adjustments			1,200		1,200
Ending balance (Shares) at Sep. 30, 2025	236,817,495
Ending balance at Sep. 30, 2025	$ 0	871,752	7,491	(254,643)	624,600
Beginning balance (Shares) at Mar. 31, 2025	165,615,186
Beginning balance at Mar. 31, 2025	$ 0	716,708	6,291	(273,862)	$ 449,137
Exercise of stock options (Shares)					675,100
Exercise of stock options					$ 1,112
Net (loss) income for the period					(72,108)
Ending balance (Shares) at Dec. 31, 2025	243,085,387
Ending balance at Dec. 31, 2025	$ 0	897,030	8,210	(345,970)	559,270
Beginning balance (Shares) at Sep. 30, 2025	236,817,495
Beginning balance at Sep. 30, 2025	$ 0	871,752	7,491	(254,643)	624,600
Share-based compensation		6,998			6,998
Shares offering (Shares)	5,448,726
Shares offering		17,289			17,289
Vesting of restricted stock units (Shares)	528,441
Exercise of stock options (Shares)	75,100
Exercise of stock options		374			374
Issuance costs		(153)			(153)
Exercise of warrants (Shares)	215,625
Exercise of warrants		770			770
Net (loss) income for the period				(91,327)	(91,327)
Translation adjustments			719		719
Ending balance (Shares) at Dec. 31, 2025	243,085,387
Ending balance at Dec. 31, 2025	$ 0	$ 897,030	$ 8,210	$ (345,970)	$ 559,270